INCOME TAX - Reconciliation of Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation, amount
Expected expense/(income) at Dutch statutory income tax rate of 25.8%	$ 3.6	$ (91.1)	$ (76.7)
Non-taxable and nondeductible items:
Non-deductible share-based compensation		5.2	7.5
Other		8.3	18.3
Changes in valuation allowances		79.8	32.7
Difference in foreign tax rates		4.4	5.2
Other		(0.6)	0.8
Income tax expense/(benefit)	$ 4.0	(1.0)	2.0
Effect of:
Allocation of expenses from legal entities of disposed businesses		0.9	19.9
Non-taxable inter-company dividends distribution		$ (7.9)	$ (5.7)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Netherlands
Reconciliation, percent
Expected expense / (income) at Dutch statutory income tax rate of 25.8%	26.10%
Netherlands
Non-taxable and nondeductible items:
Non-deductible share-based compensation	$ 20.9
Effect of revaluation of the investment in ClickHouse	(154.1)
Effect of pick-up of financial results of equity method investments	7.5
Effect of underwriters' fees on the follow-on public offering	(6.1)
Other	0.4
Changes in valuation allowances	$ 96.0
Nontaxable and nondeductible items:
Non-deductible share-based compensation	151.40%
Effect of revaluation of the investment in Clickhouse	(1116.70%)
Effect of pick-up of financial results of equity method investments	54.30%
Effect of underwriters' fees on the follow-on public offering	(44.20%)
Other	2.90%
Changes in valuation allowances	695.70%
USA
Non-taxable and nondeductible items:
Non-deductible share-based compensation	$ 0.8
Changes in valuation allowances	32.7
Difference in foreign tax rates	7.3
Cash payments in exchange of RSUs	(0.4)
Other	$ 0.2
Nontaxable and nondeductible items:
Non-deductible share-based compensation	5.80%
Changes in valuation allowances	237.00%
Difference in foreign tax rates	52.90%
Cash payments in exchange of RSUs	(2.90%)
Other	1.40%
Israel
Non-taxable and nondeductible items:
Changes in valuation allowances	$ (5.1)
Difference in foreign tax rates	(0.7)
Change of estimation in permanent differences	1.2
Other	$ 0.1
Nontaxable and nondeductible items:
Changes in valuation allowances	(37.00%)
Difference in foreign tax rates	(5.10%)
Change of estimation in permanent differences	8.70%
Other	0.70%
Other foreign jurisdictions
Non-taxable and nondeductible items:
Other	$ (0.3)
Nontaxable and nondeductible items:
Other	(2.20%)